Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

Note 9 - Income Taxes

We have incurred losses since inception, which have generated net operating loss carryforwards. Pre-tax losses were $9,297,253 for the year ended December 31, 2013 and $519,906 for the year ended December 31, 2012, which includes a pre-tax loss of $310,984 from continuing operations and a pre-tax loss of $208,922 from discontinued operations.  At December 31, 2013, we had a federal net operating loss carryforward of approximately $4,473,000 that will expire beginning in 2024.  Current or future ownership changes may limit the future realization of these net operating losses.  Our policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the consolidated statements of operations. As of January 1, 2013, we had no unrecognized tax benefits, or any tax related interest or penalties. There were no changes in our unrecognized tax benefits during the year ended December 31, 2013. We did not recognize any interest or penalties during 2013 or 2012 related to unrecognized tax benefits.

Section 382 of the Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset taxable income when a corporation has undergone significant changes in its stock ownership. There can be no assurance that we will be able to utilize any net operating loss carryforwards in the future.

We recognize deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax loss carryforwards.  We have established a valuation allowance to reflect the likelihood of realization of deferred tax assets.  There is no income tax benefit for the losses for the years ended December 31, 2013 and 2012, since management has determined that the realization of the net deferred tax asset is not more likely than not to be realized and has created a valuation allowance for the entire amount of such benefit.

At December 31, 2013 and 2012, the significant components of our deferred tax assets and liabilities were as follows:

	2013	2012
Deferred tax assets:
Net operating loss	$1,781,765	$103,368
Stock compensation	2,075,853	21,112
Accrued expenses	65,941	96,377
Accrued interest receivable	(23,782)	-
Gross deferred tax assets	3,899,777	220,857
Less: Valuation Allowance	(3,899,777)	(220,857)
Net deferred tax assets	$-	$-

A reconciliation of the Federal statutory rate to the Company’s effective tax rate for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Federal statutory rate	34.0%	34.0%
State income taxes, net of federal benefit	5.8%	5.8%
Decrease in income taxes resulting from:
Change in valuation allowance	-39.8%	-39.8%
Effective tax rate	0.0%	0.0%